LONG-TERM DEBT	12 Months Ended
Jan. 03, 2021
LONG-TERM DEBT
NOTE 5 - LONG TERM DEBT

As a result of the many uncertainties surrounding the economy during the COVID-19 response, two of the Company’s mortgage lenders suspended and deferred current payments for a period of three months during the first half of 2020. A total of $93,602 in payments were deferred under these programs. The loans will continue to accrue interest at the stated rate, which is included in the principal. The aggregate deferrals are due as balloon payments at the end of the stated terms of the notes.

The Company had the following long- term debt obligations as of:

	1/3/2021	12/29/2019

Note payable to bank dated October 30, 2015 due in monthly installments of $6,916 through October 30, 2030, which includes principal and interest at a fixed rate of 4.75%. This note is secured by two of the Company's Minnesota locations and the personal guaranty of a shareholder of the Company.	$670,334	$699,311

Note payable to bank dated November 16, 2015 due in monthly installments of $14,846, which includes principal and interest at fixed rate of 4.75% through November 16, 2030. This note is secured by four of the Company's North Dakota locations and the personal guaranty of a shareholder of the Company.	1,447,439	1,509,435

Note payable to bank dated October 10, 2015 due in monthly installments of $4,153 through March 11, 2030, which includes principal and interest at fixed rate of 4.75%. This note is secured by the Company's Dairy Queen location and the personal guaranty of a shareholder of the Company.	397,655	414,562

Note payable to bank dated March 11, 2016 due in monthly installments of $3,692 through March 11, 2031 which includes principal and interest at a fixed rate of 4.75%. This note is secured by one of the Company's South Dakota locations and the personal guaranty of a shareholder of the Company.	369,222	384,208

Notes payable to bank dated November 10, 2016 payable in monthly installments of $1,331 which includes principal and interest at 4%, the interest rate is subject to adjustment based on 5-year Treasury Note rate 2021 and cannot be be less than 4%. This note is secured by property held for sale in Richmond Indiana and the personal guaranty of a shareholder of the Company.	141,125	151,234

Unsecured 8% notes payable to an entity controlled by shareholders of the Company dated December 26, 2017 originally due on demand after June 1, 2020. The Note was paid in-full in August, 2020.	-	207,264

Note payable to bank dated December 28, 2018 due in monthly installments of $1,644 through December 31, 2023 which includes principal and interest at a fixed rate of 5.50%. This note is secured by the West St. Paul location and the personal guaranty of a shareholder of the Company.	185,219	192,068

Minnesota Small Business Emergency Loan dated April, 29, 2020 payable in monthly installments of $458.33 beginning December 15, 2020 which includes principal and interest at 0%. This note is secured by the personal guaranty of a shareholder of the Company.	27,500	-
	3,238,494	3,558,082
Less - unamortized debt issuance costs	(54,205)	(59,381)
Current maturities	(245,306)	(277,666)
Total	$2,938,983	$3,221,035

Scheduled maturities of long-term debt, excluding unamortized debt issuance costs, are as follows

1/2/2022	$245,306
12/31/2023	256,655
12/29/2024	423,345
12/28/2025	270,561
1/3/2027	283,104
Thereafter	1,759,523

$3,238,494